                                                                                                            February 10, 2012

DREYFUS STATE MUNICIPAL BOND FUNDS (the "fund")

Dreyfus Connecticut Fund
Dreyfus Maryland Fund
Dreyfus Massachusetts Fund
Dreyfus Minnesota Fund
Dreyfus Ohio Fund
Dreyfus Pennsylvania Fund

Supplement to Prospectus

dated September 1, 2011

            The following information supersedes and replaces any contrary information contained in the sections of the fund’s Prospectus entitled "Portfolio Management" and "Management":

            The Dreyfus Connecticut Fund is co-managed by Daniel Barton and Jeffrey Burger.  Mr. Barton and Mr. Burger have been primary portfolio managers of the Dreyfus Connecticut Fund since May 2010 and February 2012, respectively.  Messrs. Barton and Burger are dual employees of The Dreyfus Corporation and Standish Mellon Asset Management Company LLC, an affiliate of The Dreyfus Corporation.

            The Dreyfus Maryland Fund is co-managed by Jeffrey Burger and David Belton.  Mr. Burger and Mr. Belton have been primary portfolio managers of the Dreyfus Maryland Fund since December 2009 and February 2012, respectively.  Messrs. Burger and Belton are dual employees of The Dreyfus Corporation and Standish Mellon Asset Management Company LLC, an affiliate of The Dreyfus Corporation.

            The Dreyfus Massachusetts Fund is co-managed by Thomas Casey and David Belton.  Mr. Casey and Mr. Belton have been primary portfolio managers of the Dreyfus Massachusetts Fund since May 2011 and February 2012, respectively.  Messrs. Casey and Belton are dual employees of The Dreyfus Corporation and Standish Mellon Asset Management Company LLC, an affiliate of The Dreyfus Corporation.

            The Dreyfus Minnesota Fund and the Dreyfus Ohio Fund are co-managed by David Belton and Jeffrey Burger.  Mr. Belton and Mr. Burger have been primary portfolio managers of the Dreyfus Minnesota Fund and the Dreyfus Ohio Fund since December 2009 and February 2012, respectively.  Messrs. Belton and Burger are dual employees of The Dreyfus Corporation and Standish Mellon Asset Management Company LLC, an affiliate of The Dreyfus Corporation.

            The Dreyfus Pennsylvania Fund is co-managed by Steven Harvey and Daniel Rabasco.  Mr. Harvey and Mr. Rabasco have been primary portfolio managers of the Dreyfus Pennsylvania Fund since October 2009 and February 2012, respectively.  Mr. Rabasco is the Chief Investment Officer for Tax Sensitive Fixed Income at Standish Mellon Asset Management Company LLC (Standish), a Dreyfus affiliate, where he has been employed since 1998.  Mr. Rabasco also manages certain other municipal bond funds managed by The Dreyfus Corporation, where he has been employed since February 2012.